Earnings per share (Tables)	12 Months Ended
Feb. 01, 2015
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of EPS, basic and diluted for the periods indicated:

(in thousands, except per share data)	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Numerator:
Net income	$7,636	$2,169	$8,782

Denominator:
Basic weighted average common shares outstanding	35,314,884	33,187,776	33,186,426
Potential common shares for stock options	1,811,164	842,339	561,109
Diluted weighted average common shares outstanding	37,126,048	34,030,115	33,747,535

Earnings (loss) per shares:
Basic	$0.22	$0.07	$0.26
Diluted	$0.21	$0.06	$0.26